Aug. 24, 2018

PIMCO Funds

Supplement dated August 24, 2018 to the Equity Related Strategy Funds Prospectus dated July 30,
2018, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund and PIMCO RAE PLUS Small Fund

PIMCO RAE PLUS Fund

Effective August 31, 2018, the secondary broad-based securities market index of the PIMCO RAE PLUS Fund is the Russell 1000® Value Index. Accordingly, the following changes are made.

Effective August 31, 2018, the second sentence of the first paragraph of the "Performance Information" section of the PIMCO RAE PLUS Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds.

Additionally, effective August 31, 2018, the second paragraph of the "Performance Information" section of the PIMCO RAE PLUS Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund's primary benchmark is the S&P 500 Index.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. The Russell 1000® Value Index measures the performance of large and mid-capitalization value sectors of the U.S. equity market, as defined by FTSE Russell. The Russell 1000® Value Index is a subset of the Russell 1000® Index, which measures the performance of the large and mid-capitalization sector of the U.S. equity market. The Lipper Large-Cap Value Funds is a total return performance average of Funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper's USDE large-cap value funds typically have below-average characteristics compared to the S&P 500 Index.

Additionally, effective August 31, 2018, the following disclosure is added above the row relating to the Lipper Large-Cap Value Funds Average in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO RAE PLUS Fund's Fund Summary in the Prospectus:

	1 Year	5 Years	10 Years
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	13.66%	14.04%	7.10%

PIMCO RAE PLUS EMG Fund

Effective August 31, 2018, the secondary broad-based securities market index of the PIMCO RAE PLUS EMG Fund is the MSCI Emerging Markets Value Index. Accordingly, the following changes are made.

Effective August 31, 2018, the second sentence of the first paragraph of the "Performance Information" section of the PIMCO RAE PLUS EMG Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds.

Additionally, effective August 31, 2018, the second paragraph of the "Performance Information" section of the PIMCO RAE PLUS EMG Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund's primary benchmark is the MSCI Emerging Markets Index.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 24 emerging markets countries. The value investment style characteristics for index construction of the MSCI Emerging Markets Value Index are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. The Lipper Emerging Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek long-term capital appreciation by investing primarily in emerging market equity securities, where "emerging market" is defined by a country's per-capita GNP or other economic measures.

Additionally, effective August 31, 2018, the following disclosure is added above the row relating to the Lipper Emerging Market Funds Average in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO RAE PLUS EMG Fund's Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (11/26/2008)
MSCI Emerging Markets Value Index (reflects no deductions for fees, expenses or taxes)	28.07%	1.75%	10.35%

PIMCO RAE PLUS International Fund

Effective August 31, 2018, the secondary broad-based securities market index of the PIMCO RAE PLUS International Fund is the MSCI EAFE Value Index. Accordingly, the following changes are made.

Effective August 31, 2018, the second sentence of the first paragraph of the "Performance Information" section of the PIMCO RAE PLUS International Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds.

Additionally, effective August 31, 2018, the second paragraph of the "Performance Information" section of the PIMCO RAE PLUS International Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund's primary benchmark is the MSCI EAFE Index.

MSCI EAFE Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on an unhedged basis. The MSCI EAFE Value Index captures large and mid-cap securities exhibiting overall value style characteristics across developed markets countries around the world, excluding the US and Canada. The value investment style characteristics for index construction of the MSCI EAFE Value Index are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. The Lipper International Multi-Cap Value Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. International multi-cap value funds typically have below-average characteristics compared to the MSCI EAFE Index.

Additionally, effective August 31, 2018, the following disclosure is added above the row relating to the Lipper International Multi-Cap Value Funds Average in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO RAE PLUS International Fund's Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (09/30/2011)
MSCI EAFE Value Index (reflects no deductions for fees, expenses or taxes)	21.44%	6.95%	8.77%

PIMCO RAE PLUS Small Fund

Effective August 31, 2018, the secondary broad-based securities market index of the PIMCO RAE PLUS Small Fund is the Russell 2000® Value Index. Accordingly, the following changes are made.

Effective August 31, 2018, the second sentence of the first paragraph of the "Performance Information" section of the PIMCO RAE PLUS Small Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds.

Additionally, effective August 31, 2018, the second paragraph of the "Performance Information" section of the PIMCO RAE PLUS Small Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund's primary benchmark is the Russell 2000® Index.

The Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small-cap market in general. The Russell 2000® Value Index measures the performance of the small-capitalization value sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000® Value Index is a subset of the Russell 2000® Index. The Lipper Small-Cap Value Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's USDE small-cap ceiling. Small-cap value funds typically have below-average characteristics compared to the S&P SmallCap 600 Index.

Additionally, effective August 31, 2018, the following disclosure is added above the row relating to the Lipper Small-Cap Value Funds Average in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO RAE PLUS Small Fund's Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (09/30/2011)
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	7.84%	13.01%	15.95%

PIMCO Funds

Supplement Dated August 24, 2018 to the
Bond Funds Prospectus dated July 30, 2018, as supplemented from time to time (the "Prospectus");
and to the Statement of Additional Information dated July 30, 2018, as supplemented from time to time (the "SAI")

Disclosure Related to the PIMCO Strategic Bond Fund and PIMCO Total Return Fund (each, a "Fund")
PIMCO Strategic Bond Fund

Effective October 1, 2018, the advisory fee for the Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.15%. The advisory fee reduction will result in the Fund's Management Fees decreasing by 0.15% for each share class of the Fund. In addition, effective October 1, 2018, Pacific Investment Management Company LLC has contractually agreed, through July 31, 2021, to waive its supervisory and administrative fee for each share class of the Fund, stated as a percentage of the Fund's daily net assets, by 0.05%.

Accordingly, effective October 1, 2018, in the Prospectus, corresponding changes are made to the Fund's Annual Fund Operating Expenses table and the Expense Examples following the table in the "Fund Summaries" section, and to the "Management of the Funds—Management Fees," "Management of the Funds—Management Fees—Advisory Fee" and "Management of the Funds—Fee Waiver Agreement" sections. In addition, effective October 1, 2018, in the SAI, corresponding changes are made to the "Management of the Trust—Advisory Fee Rates" and "Management of the Trust—Supervisory and Administrative Fees Waived and Recouped" sections.

PIMCO Total Return Fund

Effective October 1, 2018, the supervisory and administrative fee for Class C shares and Class R shares of the Fund, each stated as a percentage of the Fund's average daily net assets, will each decrease by 0.05%. These supervisory and administrative fee decreases will result in the Fund's Management Fees decreasing by 0.05% for each of Class C shares and Class R shares of the Fund.

Accordingly, effective October 1, 2018, in the Prospectus, corresponding changes are made to the Fund's Annual Fund Operating Expenses table and the Expense Examples following the table in the "Fund Summaries" section, and to the "Management of the Funds—Management Fees" and "Management of the Funds—Management Fees—Supervisory and Administrative Fee" sections. In addition, effective October 1, 2018, in the SAI, corresponding changes are made to the "Management of the Trust—Supervisory and Administrative Fee Rates" section.